Capital Management and Solvency - Additional Information (Detail) € in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of capital management and solvency [line items]
Percentage of reduction in own funds due to lowering conversion factor	100.00%
Withdrawal of insurance license triggered by breach of Authorized Control Level (ACL), percentage	100.00%
Withdrawal of insurance license triggered by breach of Company Action Level (CAL), percentage	50.00%
Percentage of higher capital requirement in SCR	100.00%
Insurance entities viewed at Company Action Level (CAL), percentage	100.00%
Capital requirements on a solo-level, Solvency II ratio	100.00%		100.00%
Percentage of tier 1 capital accounted for own funds	89.00%	87.00%
Solvency II revaluations related to items that are not recognized under Solvency	€ 2,019	€ 2,118	€ 2,019
Solvency II revaluation related to the Net Asset Value of subsidiaries that are included under the Deduction & Aggregation method	€ (6,019)	€ (5,828)	€ (6,019)
Total gross financial leverage	28.60%	29.80%	28.60%
Fixed charge coverage	8.0	7.2	8.0
Total capitalization	€ 24,383	€ 24,849	€ 24,383
Total distributable reserves	13,749	11,996	13,749
Aegons insurance group [member]
Disclosure of capital management and solvency [line items]
Solvency II revaluation related to items that have a different valuation treatment between IFRS and Solvency II	(1,416)	(1,531)	(1,416)
IFRS and Solvency II frameworks [member]
Disclosure of capital management and solvency [line items]
Solvency II revaluations, total	5,416	5,241
Non-cumulative subordinated notes [member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital	441	503	441
Fixed floating subordinated notes [member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital	772	788	772
Junior perpetual capital securities [member]
Disclosure of capital management and solvency [line items]
Restricted of tier one capital	3,047	3,309	3,047
Perpetual cumulative subordinated bonds [member]
Disclosure of capital management and solvency [line items]
Restricted of tier one capital	€ 493	508	€ 493
New method [member]
Disclosure of capital management and solvency [line items]
Reduction in own funds		€ 2,200
Percentage of tier 2 capital accounted for own funds	8.00%	8.00%
New method [member] | Tier 3 capital [member]
Disclosure of capital management and solvency [line items]
Reduction in own funds		€ 900
New method [member] | Tier 2 capital [member]
Disclosure of capital management and solvency [line items]
Reduction in own funds		700
New method [member] | Unrestricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Reduction in own funds		€ 600
Top of range [member]
Disclosure of capital management and solvency [line items]
Risk-based capital action level conversion percentage	250.00%
Group solvency II ratio	200.00%	170.00%
Capital instruments under solvency period			10 years
Total gross financial leverage	30.00%		30.00%
Fixed charge coverage	8		8
Bottom of range [member]
Disclosure of capital management and solvency [line items]
Risk-based capital action level conversion percentage	150.00%
Group solvency II ratio	150.00%	140.00%
Total gross financial leverage	26.00%		26.00%
Fixed charge coverage	6		6